NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended			8 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 10, 2013	Aug. 22, 2013	May 13, 2014	Aug. 21, 2013
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 297,521		$ 396,678	$ 371,812
Amortization of Debt Discount (Premium)	99,157	260,035	707,698	2,322,909
Debt Instrument, Convertible, Beneficial Conversion Feature			732,565
Proceeds from Lines of Credit	954,120		585,543
Repayments of Debt	215,133	183,370	816,522	511,543
Proceeds from Bank Debt				324,676
Line of Credit [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate					3.25%
Line of Credit [Member] | Revolving Credit Facility [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					1,000,000
Line of Credit Facility, Expiration Date					Nov. 26, 2015
Notes Payable and Capital Lease Obligations, Due to Related Parties [Member] | Organic Food Brokers [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			2,199,970
Notes Payable Extention Agreement [Member] | Minimum [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Warrant Expiration Date						Feb. 01, 2016
Notes Payable Extention Agreement [Member] | Maximum [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Warrant Expiration Date						Feb. 01, 2017
Notes Payable Extention Agreement [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Convertible Debt						912,982	732,565
Notes Payable Extention Agreement [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Convertible Debt						744,246	684,147
Notes Payable Extention Agreement [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Debt Instrument, Unamortized Discount							732,467
Number of Notes Payable						twenty-five	nineteen
Debt Instrument, Maturity Date						May 15, 2014	Dec. 31, 2015
Debt Instrument, Interest Rate, Stated Percentage						5.00%	1.90%
Amortization of Debt Discount (Premium)						491,606		637,663
Debt Instrument, Convertible, Beneficial Conversion Feature						826,238
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate					4.75%
Line of Credit [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					1,000,000
Line of Credit Facility, Expiration Date					May 26, 2015
Proceeds from Lines of Credit				1,000,000
Repayments of Debt				660,439
Proceeds from Bank Debt				339,561
Debt Instrument, Unamortized Discount (Premium), Net				597,774
Long-term Line of Credit			277,778	944,444
Organic Food Brokers [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Debt Instrument, Face Amount			200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			$ 4,306,774